Organization and Principal Activities (Details) - Schedule of consolidated statements of cash flows - Variable Interest Entity [Member] - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	¥ (106,162)	¥ (190,306)
Net cash (used in)/generated from investing activities	71,528	(335)
Net cash generated from/(used in) financing activities	¥ (12,343)	¥ 205,251